Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 38.6%
Amsurg
TBD% due 04/28/2028 «		$92,589	$70,055
16.394% due 04/29/2027		50,871	60,664
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		5,327	5,327
Applegreen Ireland
7.205% (EUR003M + 3.250%) due 06/29/2026 «~	EUR	17,008	16,869
8.436% due 06/29/2026 «	GBP	4,744	5,438
CIRCOR International, Inc.
TBD% due 06/20/2029 «		$734	734
TBD% due 06/20/2030 «		6,366	6,370
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 ~	EUR	50,190	45,834
Coreweave 1.000% - 14.130% due 07/31/2028 «µ		$14,500	14,246
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026		73,751	38,350
Espai Barca Fondo De Titulizacion 11.500% due 05/31/2028 «	EUR	14,500	15,208
Fifth Avenue Trust 10.947% due 08/27/2025 «		$1,560	1,531
Forest Park Corp. 5.780% due 12/11/2024 «		207	205
Gateway Casinos & Entertainment Ltd.
13.496% due 10/15/2027		13,711	13,761
13.498% due 10/18/2027	CAD	11,689	8,637
Gibson Brands, Inc. 10.570% due 08/11/2028		$5,993	5,034
GIP Blue Holding LP 9.931% due 09/29/2028		2	2
Incora TBD% - 13.917% due 03/01/2024 «		27,600	28,530
Intelsat Jackson Holdings SA 9.772% due 02/01/2029		11,951	11,940
Ivanti Software, Inc. 9.758% due 12/01/2027		13,908	12,074
Kiwi VFS Sub SARL
10.372% (EUR003M + 6.400%) due 05/16/2029 «~	EUR	8,200	8,843
12.086% due 05/16/2029 «	GBP	6,551	8,153
Lealand Finance Co. BV 8.431% due 06/28/2024 «		$171	124
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 12.560% due 06/30/2025 (d)		2,458	1,369
LifeMiles Ltd. 10.934% due 08/30/2026		1,415	1,389
Market Bidco Ltd. 8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	34,357	34,184
Mediapro 11.472% (EUR003M + 7.500%) due 07/29/2027 «~		18,909	20,191
Merrill Lynch Mortgage Investors Trust 8.000% due 06/01/2049 «(k)		$3,921	3,796
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		228	226
NAC Aviation 29 DAC 7.501% due 06/30/2026		33,567	31,441
Obol France 3 SAS 8.412% (EUR001M + 4.750%) due 12/31/2025 ~	EUR	9,065	8,630
Oi SA
TBD% - 14.000% due 09/07/2024 µ		$25,997	25,997
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		38,027	2,602
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	4,100	4,346
Preylock Reitman Santa Cruz Mezz LLC 11.026% - 11.039% due 11/09/2023 «(k)		$7,900	7,775
Profrac Services LLC 12.753% - 12.902% due 03/04/2025		63,600	63,839
Project Anfora Senior 6.409% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	33,540	34,261
Project Quasar Pledgco SLU 6.925% (EUR001M + 3.250%) due 03/15/2026 «~		12,767	13,047
Promotora de Informaciones SA
8.655% (EUR003M + 4.970%) due 06/30/2026 «~		8,200	8,648
8.905% (EUR003M + 5.220%) due 12/31/2026 ~		75,509	76,373

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Promotora de Informaciones SA (6.655% Cash and 5.000% PIK) 11.655% (EUR003M + 2.970%) due 06/30/2027 «~(d)		6,291	6,052
PUG LLC
7.358% - 9.681% (EUR001M + 3.500%) due 02/12/2027 ~		5,000	5,011
7.358% - 9.681% due 02/12/2027 «		$4,949	4,714
Quantum Bidco Ltd. 10.933% due 01/31/2028	GBP	7,000	7,815
Rising Tide Holdings, Inc. 1.000% due 06/01/2026		158	153
SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,500	2,490
10.869% due 03/29/2030		$16,119	15,045
Softbank Vision Fund 5.000% due 12/21/2025 «		26,321	24,608
Steenbok Lux Finco 1 SARL
10.000% due 06/30/2026	EUR	44,436	15,180
10.000% (EUR003M + 5.000%) due 06/30/2026 «~		265	283
10.000% (EUR006M + 10.000%) due 06/01/2030 ~		177	189
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026		90,836	43,409
Sunseeker TBD% - 5.550% due 10/31/2028 «		$31,800	30,200
Syniverse Holdings, Inc. 12.390% due 05/13/2027		61,147	54,186
Team Health Holdings, Inc.
8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~		26,284	25,739
10.566% due 03/02/2027		2,840	2,172
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		52,667	3,604
1.750% due 02/26/2035		59,803	4,092
TexGen Power LLC 12.410% (LIBOR03M + 6.850%) due 10/08/2026 «~		25,504	25,631
U.S. Renal Care, Inc. 10.607% due 06/20/2028		73,640	49,339
Walgreens
5.890% due 03/01/2025 «		616	609
6.000% due 03/06/2030 «		576	566
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		3,638	2,728
Windstream Services LLC
9.416% due 02/23/2027		29,490	29,195
11.666% due 09/21/2027		6,900	6,666

Total Loan Participations and Assignments (Cost $1,226,081)			1,075,719

CORPORATE BONDS & NOTES 21.0%
BANKING & FINANCE 7.8%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)(m)	EUR	20,024	22,628
ADLER Real Estate AG 3.000% due 04/27/2026 (m)		9,400	7,712
Agps Bondco PLC
4.625% due 01/14/2026 ^(e)(m)		15,900	7,038
5.000% due 04/27/2027 ^(e)(m)		7,800	2,849
5.000% due 01/14/2029 ^(e)(m)		700	225
5.500% due 11/13/2026 ^(e)(m)		2,400	1,023
6.000% due 08/05/2025 ^(e)(m)		10,100	4,684
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		$4,400	3,834
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	7,041	6,678
7.677% due 01/18/2028 •(m)		21,218	20,085
8.000% due 01/22/2030 •(m)		6,887	6,928
8.500% due 09/10/2030 •(m)		1,500	1,508
10.500% due 07/23/2029 (m)		22,387	23,909
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,300	331
Claveau Re Ltd. 22.696% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		$2,940	1,294
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(d)(e)	EUR	1,167	833
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 «(d)		300	317
Corsair International Ltd.
8.802% due 01/28/2027 •		2,300	2,413
9.152% due 01/28/2029 •		1,300	1,361
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030		$300	19
6.150% due 09/17/2025 (m)		1,000	71
Credit Suisse AG AT1 Claim ^		200	21
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,400	10,664
Farringdon Mortgages 7.965% due 07/15/2047	GBP	5,675	1,674

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

FloodSmart Re Ltd.
19.026% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(m)		$2,246	2,248
22.776% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		643	547
Hestia Re Ltd. 14.946% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		3,520	3,436
Navient Corp. 5.625% due 01/25/2025		139	133
Piper Sandler Cos. 5.200% due 10/15/2023		2,900	2,898
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		6,399	5,052
Seazen Group Ltd. 4.450% due 07/13/2025		200	54
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(e)		300	48
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)(m)		96,629	24,197
Uniti Group LP
6.000% due 01/15/2030 (m)		31,176	19,840
10.500% due 02/15/2028 (m)		10,215	10,015
Veraison Re Ltd. 17.446% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		3,100	3,327
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		22,311	12,132
Yosemite Re Ltd. 15.424% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		3,730	3,886

			215,912

INDUSTRIALS 12.1%
Altice Financing SA 5.750% due 08/15/2029 (m)		5,226	4,290
Altice France Holding SA 10.500% due 05/15/2027 (m)		23,800	14,877
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)		10,600	8,282
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		10,700	8,388
CGG SA
7.750% due 04/01/2027 (m)	EUR	4,900	4,659
8.750% due 04/01/2027 (m)		$22,793	20,417
DISH DBS Corp.
5.250% due 12/01/2026 (m)		18,948	16,139
5.750% due 12/01/2028 (m)		17,398	13,407
DISH Network Corp. 11.750% due 11/15/2027 (m)		3,800	3,834
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		8	2
Greene King Finance PLC 6.630% (SONIO/N + 2.199%) due 03/15/2036 ~	GBP	200	193
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		$49,498	44,021
LifePoint Health, Inc. 11.000% due 10/15/2030 (c)		3,870	3,870
Market Bidco Finco PLC 4.750% due 11/04/2027 (m)	EUR	3,700	3,383
National Collegiate Student Loan Trust 5.657% due 06/01/2045		$50	41
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 (m)		9,419	7,090
NPC Ukrenergo 6.875% due 11/09/2028 ^(e)		1,800	490
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		440	25
6.000% due 05/16/2024 ^(e)		650	37
6.000% due 11/15/2026 ^(e)		430	25
Prosus NV 2.031% due 08/03/2032	EUR	500	371
Topaz Solar Farms LLC 4.875% due 09/30/2039 (m)		$2,726	2,465
U.S. Renal Care, Inc. 10.625% due 06/28/2028		21,341	14,298
Vale SA 1.641% due 12/29/2049 ~(j)	BRL	313,730	19,515
Veritas U.S., Inc. 7.500% due 09/01/2025 (m)		$17,700	14,817
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(d)(e)		112,600	102,466
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		37,049	29,497

			336,899

UTILITIES 1.1%
NGD Holdings BV 6.750% due 12/31/2026 (m)		1,378	992

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Oi SA 10.000% due 07/27/2025 ^(e)		55,638	3,807
Pacific Gas & Electric Co. 4.000% due 12/01/2046		4	3
Peru LNG SRL 5.375% due 03/22/2030 (m)		34,272	26,942

			31,744

Total Corporate Bonds & Notes (Cost $730,224)			584,555

CONVERTIBLE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(d)(e)	EUR	691	493
PennyMac Corp. 5.500% due 03/15/2026 (m)		$18,075	16,313

			16,806

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026 (m)		3,300	2,000
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)(m)		10,600	7,065

			9,065

Total Convertible Bonds & Notes (Cost $32,745)			25,871

MUNICIPAL BONDS & NOTES 2.0%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,077
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		43,500	4,395

			9,472

PUERTO RICO 1.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (m)		29,676	15,431
0.000% due 11/01/2051 (m)		67,883	31,008

			46,439

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		1,200	95

Total Municipal Bonds & Notes (Cost $60,204)			56,006

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.000% due 02/25/2052 •(a)(m)		208,714	785
1.500% due 02/25/2036 (a)(m)		10,780	513
4.000% due 09/25/2051 (a)(m)		24,962	5,632
Freddie Mac
0.700% due 11/25/2055 ~(a)(m)		62,751	4,155
1.222% due 08/15/2026 •(a)(m)		751	16
2.079% due 11/25/2045 ~(a)		24,637	1,774
3.000% due 02/25/2051 (a)(m)		7,795	1,266
4.500% due 12/25/2050 (a)(m)		3,820	685

Total U.S. Government Agencies (Cost $24,154)			14,826

NON-AGENCY MORTGAGE-BACKED SECURITIES 50.4%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~(m)		3,000	2,715
225 Liberty Street Trust
3.597% due 02/10/2036 (m)		3,500	3,119
4.803% due 02/10/2036 ~(m)		7,616	5,311
280 Park Avenue Mortgage Trust
7.749% due 09/15/2034 •(m)		9,645	8,385
8.457% due 09/15/2034 •(m)		7,233	6,013
Adjustable Rate Mortgage Trust
5.974% due 02/25/2036 «•		33	19
6.434% due 10/25/2035 •(m)		1,894	1,792
6.454% due 11/25/2035 •(m)		1,540	1,546
6.584% due 01/25/2035 •(m)		2,284	2,039
7.234% due 02/25/2035 •		1,532	1,420
Alba PLC
0.000% due 12/15/2038 (h)	GBP	0	1,028

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

10.338% due 12/15/2038 •		3,491	3,112
Anthracite Ltd. 5.678% due 06/20/2041		$6,135	0
Ashford Hospitality Trust
8.255% due 06/15/2035 •(m)		7,750	7,230
8.605% due 04/15/2035 •(m)		15,356	14,848
Atrium Hotel Portfolio Trust
8.680% due 12/15/2036 •(m)		44,936	39,915
9.030% due 06/15/2035 •(m)		16,369	15,430
Austin Fairmont Hotel Trust 7.630% due 09/15/2032 •(m)		2,800	2,760
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		11,620	8,895
3.727% due 08/14/2034 ~(m)		6,216	2,905
7.347% due 03/15/2037 •(m)		1,000	994
7.842% due 03/15/2037 •(m)		4,600	4,396
9.197% due 09/15/2038 •(m)		24,605	19,755
BAMLL Re-REMIC Trust 6.015% due 06/17/2050 ~(m)		3,000	723
Banc of America Funding Trust
1.294% due 10/25/2036 •(m)		17,738	6,325
3.310% due 08/25/2047 ^~(m)		1,421	1,160
4.112% due 02/27/2037 ~(m)		2,778	2,435
6.000% due 07/25/2036 (m)		540	364
Banc of America Mortgage Trust
5.181% due 06/25/2034 ~		142	115
5.750% due 07/20/2032 «~		20	17
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •(m)		560	557
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~(m)		6,000	3,566
9.180% due 07/15/2037 •(m)		22,100	20,197
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(m)		15,960	11,727
BCAP LLC Trust
3.143% due 05/26/2037 ~		2,288	2,017
3.619% due 08/28/2037 ~(m)		10,942	7,321
6.000% due 05/26/2037 ~(m)		6,996	5,195
57.260% due 06/26/2037 ~		1,986	524
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		34	32
Beast Mortgage Trust
6.497% due 03/15/2036 •(m)		6,700	5,851
9.897% due 03/15/2036 •(m)		3,125	2,058
Benchmark Mortgage Trust 3.404% due 12/15/2062 ~		1,300	154
Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •(m)		800	710
9.085% due 06/15/2038 •(m)		4,900	3,656
10.081% due 06/15/2038 •(m)		5,500	3,928
BFLD Trust
8.397% due 10/15/2035 •		950	461
9.147% due 10/15/2035 •(m)		7,000	2,487
9.647% due 10/15/2035 •		3,491	743
BMO Mortgage Trust 3.378% due 02/17/2055 ~(m)		12,569	9,143
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	25,556	21,664
0.000% due 10/16/2062 ~		13,289	7,451
0.000% due 10/16/2062 (h)		3,705	2
11.150% due 10/16/2062 •(m)		15,333	17,683
14.150% due 10/16/2062 •(m)		7,667	8,714
BWAY Mortgage Trust
2.917% due 01/10/2035 (m)		$2,000	1,300
9.297% due 09/15/2036 •(m)		7,654	6,643
10.297% due 09/15/2036 •(m)		6,611	5,549
11.297% due 09/15/2036 •(m)		3,000	2,438
BX Commercial Mortgage Trust
7.399% due 05/15/2038 •(m)		3,704	3,518
8.372% due 01/17/2039 •(m)		10,250	9,718
BX Trust
8.050% due 05/15/2035 •(m)		1,400	1,349
8.184% due 10/15/2036 •(m)		3,739	3,453
8.550% due 05/15/2035 •(m)		5,345	5,133
8.934% due 10/15/2036 •(m)		2,436	2,257
9.944% due 07/15/2034 •(m)		23,137	22,748
BXP Trust 2.868% due 01/15/2044 ~(m)		7,000	4,098
CALI Mortgage Trust 3.957% due 03/10/2039 (m)		5,235	4,001
CD Mortgage Trust 5.688% due 10/15/2048		250	218
Century Plaza Towers 2.865% due 11/13/2039 (m)		11,305	9,019
Chase Mortgage Finance Trust 4.099% due 03/25/2037 ^~		42	39

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 5.804% due 01/25/2036 •(m)		3,846	2,738
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~(m)		8,200	6,995
5.617% due 12/10/2049 ~		488	331
8.372% due 12/15/2036 •(m)		4,000	3,825
9.147% due 10/15/2036 •(m)		13,140	12,458
Citigroup Mortgage Loan Trust
4.250% due 02/25/2054 (m)		13,555	11,865
5.501% due 11/25/2036 ~		534	378
5.784% due 11/25/2036 •(m)		4,266	3,217
5.913% due 08/25/2035 ~(m)		2,882	2,624
6.000% due 08/25/2035 (m)		3,142	2,313
Colony Mortgage Capital Ltd.
8.164% due 11/15/2038 •(m)		8,250	7,442
8.860% due 11/15/2038 •(m)		12,700	11,255
COLT Mortgage Pass-Through Certificates
2.695% due 05/25/2065 ~(m)		1,156	820
3.550% due 05/25/2065 ~(m)		2,458	1,929
4.553% due 05/25/2065 ~		1,998	1,614
Commercial Mortgage Loan Trust 6.809% due 12/10/2049 ~		1,799	239
Commercial Mortgage Trust
1.364% due 10/10/2048 ~(a)(m)		28,636	594
2.819% due 01/10/2039 (m)		1,500	1,273
5.676% due 06/10/2044 ~(m)		1,751	1,553
6.780% due 06/15/2034 •(m)		1,000	825
7.480% due 06/15/2034 •(m)		2,929	2,207
11.447% due 12/15/2038 •(m)		5,260	4,043
Connecticut Avenue Securities Trust 11.315% due 10/25/2041 •(m)		18,950	19,157
Countrywide Alternative Loan Trust
5.814% due 07/25/2046 ^•(m)		1,272	1,236
5.854% due 05/25/2047 •(m)		2,943	1,803
5.914% due 12/25/2046 ^•		264	167
6.219% due 12/20/2035 •		366	104
7.179% due 02/25/2035 ~		284	160
Countrywide Home Loan Mortgage Pass-Through Trust
4.973% due 09/20/2036 ~		99	86
6.134% due 05/25/2035 •(m)		5,417	2,984
Credit Suisse Commercial Mortgage Trust
5.785% due 01/15/2049 ^~(e)(m)		2,500	3,001
5.785% due 01/15/2049 ~(m)		8,570	10,189
6.414% due 06/15/2034 •(m)		6,946	6,373
Credit Suisse First Boston Mortgage Securities Corp.
4.220% due 12/25/2033 ~		538	484
4.981% due 07/15/2037 ~		33	29
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		621	395
Credit Suisse Mortgage Capital Certificates
3.934% due 10/27/2036 •(m)		13,875	10,189
4.049% due 11/27/2037 ~(m)		4,300	3,984
9.323% due 06/27/2037 ~		1,019	719
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		489	134
Credit Suisse Mortgage Capital Trust
3.828% due 08/15/2037 ~(m)		3,580	3,037
6.847% due 07/15/2038 •(m)		6,010	5,328
8.744% due 07/15/2032 •(m)		10,000	9,235
9.794% due 07/15/2032 •(m)		22,329	20,539
CTDL Trust 4.750% due 05/25/2055 ~(m)		894	734
DBGS Mortgage Trust
4.334% due 04/10/2037 ~(m)		21,777	14,110
7.480% due 06/15/2033 •(m)		9,300	7,052
8.030% due 06/15/2033 •(m)		5,701	3,950
9.597% due 10/15/2036 •(m)		6,000	2,690
DBWF Mortgage Trust 8.496% due 12/19/2030 •(m)		8,969	8,879
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 3.999% due 09/28/2036 ~(m)		3,586	2,683
DOLP Trust 3.704% due 05/10/2041 ~(m)		15,450	6,812
DROP Mortgage Trust 8.196% due 10/15/2043 •(m)		5,806	4,175
Dssv SARL 6.663% due 10/15/2024 «•	EUR	8,645	9,116
Eleven Madison Trust Mortgage Trust 3.673% due 09/10/2035 ~(m)		$2,575	2,253
Eurosail PLC
4.662% due 03/13/2045 •	EUR	250	216
5.638% due 06/13/2045 •(m)	GBP	1,792	2,085
6.688% due 06/13/2045 •(m)		5,421	4,938
8.838% (SONIO/N + 3.619%) due 06/13/2045 ~(m)		1,525	1,437
9.338% due 06/13/2045 •		1,781	1,780

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Extended Stay America Trust 9.146% due 07/15/2038 •(m)		$20,934	20,417
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Fontainebleau Miami Beach Trust 4.095% due 12/10/2036 ~(m)		$9,700	9,113
Freddie Mac
10.065% due 02/25/2042 •(m)		3,700	3,756
10.815% due 01/25/2034 •(m)		14,300	13,970
11.565% due 09/25/2041 •(m)		3,700	3,618
12.815% due 10/25/2041 •(m)		12,000	12,377
13.815% due 02/25/2042 •(m)		1,600	1,680
Fremont Home Loan Trust 7.534% due 01/25/2034 •(m)		1,883	1,518
GC Pastor Hipotecario FTA 4.104% due 06/21/2046 •(m)	EUR	3,700	3,395
GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •(m)		$14,530	11,477
8.797% due 02/15/2038 •		12,000	2,266
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		1,273	1,174
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	11,428
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(m)		$5,820	5,356
8.704% due 12/15/2036 •(m)		6,440	6,064
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~(m)		3,000	2,489
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		96	91
0.000% due 12/25/2060 ~(a)		104,189	3,632
0.165% due 12/25/2060 ~(a)		90,968	620
3.887% due 12/25/2060 ~(m)		20,531	11,272
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(h)		13	13
0.000% due 07/25/2059 ~(a)		85,971	676
3.836% due 07/25/2059 ~(m)		6,871	3,876
GSMSC Resecuritization Trust 2.951% due 09/26/2037 ~(m)		40,001	16,241
HarborView Mortgage Loan Trust
5.922% due 12/19/2036 ^•(m)		2,546	2,364
6.102% due 03/19/2035 •(m)		1,521	1,163
Harbour PLC 7.183% due 01/28/2054 •(m)	GBP	4,300	5,065
Hilton Orlando Trust
8.279% due 12/15/2034 •(m)		$14,119	13,781
9.279% due 12/15/2034 •(m)		2,207	2,135
HPLY Trust
8.593% due 11/15/2036 •(m)		13,688	13,199
9.343% due 11/15/2036 •(m)		3,982	3,813
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (m)		6,670	2,517
Impac CMB Trust
5.714% due 11/25/2035 •		1,194	1,024
5.954% due 11/25/2035 ^•(m)		10,719	9,338
Jackson Park Trust 3.350% due 10/14/2039 ~(m)		17,047	11,995
JP Morgan Alternative Loan Trust
3.881% due 12/25/2036 ~(m)		13,237	9,946
5.854% due 03/25/2037 •(m)		2,501	2,298
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(m)		1,846	872
3.500% due 07/15/2047 ~		6,926	952
6.015% due 06/15/2049 ~(m)		14,848	3,577
6.747% due 03/15/2036 •(m)		1,400	1,277
6.947% due 09/15/2029 •(m)		1,140	1,054
7.946% due 12/15/2036 •(m)		3,240	656
8.697% due 02/15/2035 •(m)		20,962	19,828
8.837% due 06/15/2038 •(m)		5,000	4,153
8.962% due 11/15/2038 •(m)		12,000	11,691
9.297% due 03/15/2036 •(m)		5,000	3,500
9.697% due 02/15/2035 •(m)		4,367	4,116
9.712% due 11/15/2038 •(m)		2,756	2,609
11.837% due 11/15/2038 •(m)		21,526	19,448
JP Morgan Mortgage Trust 4.331% due 06/25/2036 ^~		7	5
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(m)		7,626	1,633
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	19,668
1.000% due 01/01/2050 «		300	28,285
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~(m)		22,339	11,719
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	1,434

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

LUXE Commercial Mortgage Trust 8.704% due 10/15/2038 •(m)		$26,640	25,911
Mansard Mortgages PLC 8.769% due 10/15/2048 •(m)	GBP	2,229	2,462
MASTR Adjustable Rate Mortgages Trust 4.100% due 04/25/2035 ~		$715	479
Merrill Lynch Mortgage Investors Trust 6.169% due 07/25/2029 «•		486	432
MFA Trust
3.071% due 08/25/2049 ~(m)		1,185	950
4.978% due 08/25/2049 ~(m)		6,143	4,997
MFT Trust 3.593% due 02/10/2042 ~(m)		12,386	5,665
Morgan Stanley Capital Trust
3.912% due 09/09/2032 (m)		12,000	9,156
5.485% due 11/14/2042 ~(m)		7,500	3,580
6.230% due 08/15/2033 •(m)		6,331	5,376
6.947% due 05/15/2036 •(m)		4,500	3,817
7.330% due 06/15/2035 •		1,200	343
7.705% due 11/15/2034 •(m)		2,500	2,406
8.244% due 07/15/2035 •(m)		7,400	7,135
8.655% due 11/15/2034 •(m)		21,060	20,100
9.855% due 11/15/2034 •(m)		6,258	5,777
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~(m)		8,006	5,431
Morgan Stanley Re-REMIC Trust 3.833% due 06/26/2046 ~(m)		8,514	6,997
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		35	31
Mortgage Funding PLC 8.538% due 03/13/2046 •(m)	GBP	1,700	2,045
MRCD Mortgage Trust
2.718% due 12/15/2036 (m)		$11,000	6,062
4.250% due 12/15/2036 ~(m)		5,500	1,837
4.250% due 12/15/2036 (m)		12,000	6,258
MSDB Trust 3.427% due 07/11/2039 ~(m)		3,500	2,972
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(m)		10,703	5,564
4.193% due 04/10/2037 ~(m)		7,000	5,026
4.272% due 05/15/2039 ~(m)		2,850	2,194
8.500% due 11/15/2034 •(m)		5,000	4,611
8.593% due 11/15/2034 •(m)		1,826	1,674
9.277% due 03/15/2035 •(m)		4,070	4,071
9.593% due 11/15/2034 •(m)		792	724
10.525% due 03/15/2035 •(m)		8,181	8,189
New Residential Mortgage Loan Trust 4.012% due 07/25/2059 ~(m)		22,875	13,800
New York Mortgage Trust 3.558% due 08/25/2061 þ(m)		4,450	3,353
Nomura Resecuritization Trust
3.553% due 10/26/2036 •(m)		8,661	6,838
3.814% due 07/26/2035 ~		259	216
RBSSP Resecuritization Trust 6.129% due 10/26/2037 •(m)		2,383	1,057
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		133	100
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,783	556
Residential Mortgage Securities PLC 9.519% due 06/20/2070 •(m)	GBP	4,150	5,054
Seasoned Credit Risk Transfer Trust
3.306% due 05/25/2057 ~(m)		$28,134	9,587
4.250% due 11/25/2059 ~(m)		6,300	5,451
4.623% due 11/25/2059 ~(m)		10,229	3,608
5.000% due 04/25/2062 ~(m)		6,500	5,175
Sequoia Mortgage Trust
6.104% due 10/20/2035 «•		2	1
6.384% due 10/20/2035 •		226	177
6.414% due 07/20/2033 «•		40	34
6.894% due 12/20/2032 «•		162	121
SFO Commercial Mortgage Trust 8.346% due 05/15/2038 •(m)		10,000	7,467
SMRT Commercial Mortgage Trust
8.033% due 01/15/2039 •(m)		11,350	10,779
8.683% due 01/15/2039 •(m)		5,442	5,035
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	468
Starwood Mortgage Trust
8.447% due 04/15/2034 •(m)		7,024	6,728
9.447% due 04/15/2034 •(m)		6,612	6,365
Stratton Mortgage Funding PLC
8.159% due 07/20/2060 •(m)	GBP	1,000	1,210
8.219% due 03/12/2052 •(m)		3,000	3,633
8.659% due 07/20/2060 •(m)		9,341	11,277

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
5.964% due 12/25/2034 •(m)		$2,021	1,478
6.084% due 10/25/2035 •(m)		4,688	4,423
Structured Asset Mortgage Investments Trust 5.854% due 09/25/2047 ^•(m)		1,897	1,555
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(m)		4,834	1,992
TDA Mixto Fondo de Titulizacion de Activos
3.914% due 10/28/2050 •(m)	EUR	26,318	14,868
4.131% due 12/28/2050 •(m)		16,054	14,231
Tharaldson Hotel Portfolio Trust
8.922% due 11/11/2034 •(m)		$17,886	17,321
9.695% due 11/11/2034 •(m)		4,571	4,409
Verus Securitization Trust 5.379% due 07/25/2067 ~(m)		8,341	7,681
Waikiki Beach Hotel Trust 8.127% due 12/15/2033 •(m)		15,000	14,093
WaMu Mortgage Pass-Through Certificates Trust
4.624% due 05/25/2035 ~(m)		433	305
5.396% due 05/25/2047 •(m)		1,777	935
5.674% due 08/25/2046 •(m)		7,314	4,893
6.334% due 04/25/2045 •(m)		11,093	8,659
6.439% due 07/25/2045 •(m)		6,614	5,127
Wells Fargo Commercial Mortgage Trust
0.491% due 12/15/2039 ~(a)(m)		355,000	3,666
3.569% due 12/15/2039 ~(m)		7,935	4,810
3.989% due 09/15/2031 ~(m)		11,000	9,843
5.092% due 12/15/2039 ~(m)		11,535	9,724
Wells Fargo Mortgage-Backed Securities Trust 5.951% due 08/25/2035 ~(m)		1,014	752
Worldwide Plaza Trust
3.715% due 11/10/2036 ~		2,465	388
3.715% due 11/10/2036 ~(m)		16,000	3,528

Total Non-Agency Mortgage-Backed Securities (Cost $1,575,690)			1,401,546

ASSET-BACKED SECURITIES 30.1%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(m)		5,517	5,415
ABFC Trust 6.484% due 03/25/2035 •(m)		6,399	5,028
Acacia CDO Ltd. 6.482% due 11/08/2039 •(m)		27,882	7,539
Accredited Mortgage Loan Trust
5.724% due 02/25/2037 •(m)		5,235	3,714
6.000% due 10/25/2034 þ(m)		1,863	1,454
ACE Securities Corp. Home Equity Loan Trust
5.854% due 04/25/2036 •(m)		7,901	5,513
6.079% due 12/25/2035 •(m)		2,964	2,294
6.394% due 08/25/2035 •(m)		3,551	2,178
6.709% due 02/25/2035 •(m)		14,351	10,066
Aegis Asset-Backed Securities Trust 7.134% due 03/25/2035 •(m)		3,100	699
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 8.584% due 09/25/2034 •		638	510
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		6,559	4,263
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.194% due 02/25/2036 •		188	143
6.229% due 10/25/2035 •(m)		38,185	27,655
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,440
Ballyrock CLO Ltd. 0.000% due 04/20/2031 «~(m)		$29,803	7,152
Banco Bilbao Vizcaya Argentaria 4.584% due 03/22/2046 •	EUR	586	360
Bear Stearns Asset-Backed Securities Trust
4.558% due 08/25/2035 •(m)		$6,732	6,232
4.742% due 09/25/2034 •(m)		5,473	3,990
6.409% due 08/25/2036 •(m)		3,919	3,530
Belle Haven ABS CDO Ltd. 5.780% due 07/05/2046 •		96,561	10
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	530
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	580
Carvana Auto Receivables Trust 0.000% due 09/12/2028 «(h)		12	2,107
CDC Mortgage Capital Trust 7.984% due 06/25/2034 •(m)		659	604
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~(m)		12,000	4,929
CIT Mortgage Loan Trust 7.184% due 10/25/2037 •(m)		27,233	22,559
Citigroup Mortgage Loan Trust
6.030% due 11/25/2034 þ(m)		4,107	3,282

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

6.784% due 11/25/2045 •(m)		2,756	2,012
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,886	1,755
8.260% due 12/01/2030 ~(m)		15,419	3,805
8.850% due 12/01/2030 ~(m)		19,044	3,452
Consumer Loan Underlying Bond Certificate Issuer Trust
(0.005%) due 10/15/2043 «~		25	14
10.207% due 12/15/2043 «~		51	41
16.769% due 04/17/2045 ~		428	405
16.825% due 12/15/2044 ~		234	217
16.888% due 05/16/2044 ~		101	92
19.099% due 02/15/2045 ~		364	340
19.135% due 12/15/2044 ~		265	251
19.559% due 07/15/2044 ~		249	231
19.619% due 11/17/2044 ~		227	212
19.992% due 03/15/2045 ~		297	281
20.122% due 03/15/2045 ~		348	332
20.356% due 02/15/2045 ~		464	437
20.516% due 10/17/2044 ~		206	193
20.830% due 01/16/2045 ~		437	420
21.077% due 08/15/2044 «~		250	233
21.732% due 06/15/2044 ~		196	181
Coronado CDO Ltd.
6.000% due 09/04/2038 (m)		245	111
7.164% due 09/04/2038 •(m)		1,714	740
Countrywide Asset-Backed Certificates Trust
5.684% due 06/25/2047 •(m)		26,956	20,669
5.734% due 06/25/2047 •(m)		26,400	18,500
5.914% due 02/25/2037 ^•(m)		2,700	2,380
6.064% due 06/25/2036 •(m)		4,046	3,412
6.094% due 06/25/2036 •(m)		2,173	2,051
6.394% due 02/25/2036 •(m)		2,390	1,685
6.694% due 01/25/2036 •(m)		3,516	2,920
6.934% due 10/25/2047 •(m)		9,916	6,869
7.309% due 10/25/2035 •(m)		12,455	9,472
7.534% due 08/25/2035 •(m)		3,485	2,622
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	582
Credit-Based Asset Servicing & Securitization CBO Corp. 5.914% due 09/06/2041 •		21,238	2
Credit-Based Asset Servicing & Securitization CBO Ltd.
1.418% due 03/17/2040 •		51,642	736
5.538% due 03/13/2047		31,297	4,058
6.017% due 03/13/2047 •		54,782	1,102
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ(m)		1,800	1,684
6.767% due 05/25/2035 þ(m)		1,498	1,062
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(m)		1,513	996
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)		1,634	988
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~(m)		14,000	8,235
ECAF Ltd. 3.473% due 06/15/2040 (m)		3,832	2,318
Encore Credit Receivables Trust 6.409% due 11/25/2035 •(m)		13,676	10,444
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(h)		7	1,793
0.000% due 08/15/2031 «(h)		16	5,588
0.000% due 09/15/2032 «(h)(m)		21	13,281
0.000% due 12/15/2033 «(h)		17	4,089
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(h)		33	2,278
0.000% due 12/15/2027 «(h)		20	1,739
0.000% due 12/15/2028 «(h)		8	572
FREED ABS Trust 0.000% due 09/20/2027 «(h)		5	559
Fremont Home Loan Trust 5.914% due 02/25/2036 •(m)		10,541	7,028
Glacier Funding CDO Ltd. 6.531% due 11/12/2042 •(m)		33,250	5,680
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		134	117
GSAMP Trust
5.854% due 05/25/2046 •(m)		27,262	20,778
5.884% due 06/25/2036 •(m)		7,370	6,007
6.094% due 12/25/2035 •(m)		7,232	4,533
6.109% due 12/25/2035 •(m)		20,157	15,545
6.214% due 09/25/2035 •(m)		4,875	3,641
6.784% due 07/25/2045 •		1,282	1,080
7.159% due 08/25/2034 •		669	587
7.309% due 03/25/2034 ^•(m)		2,600	2,115
8.059% due 12/25/2034 •(m)		9,472	7,429
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	745

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Home Equity Asset Trust 5.914% due 08/25/2036 •(m)		$30,188	27,335
Hout Bay Corp.
4.422% due 07/05/2041 •		13,377	2,521
4.622% due 07/05/2041 •		8,111	1
4.752% due 07/05/2041 •		3,290	0
HSI Asset Securitization Corp. Trust 6.244% due 01/25/2036 •(m)		24,675	16,414
Huntington CDO Ltd. 5.996% due 11/05/2040 •(m)		10,000	3,431
Ischus CDO Ltd. 5.993% due 01/05/2040 •(m)		3,113	2,445
JP Morgan Mortgage Acquisition Trust
4.584% due 11/25/2036 þ		600	578
4.584% due 11/25/2036 þ(m)		1,660	1,806
KeyCorp Student Loan Trust
1.000% due 01/01/2050 «		100	8,546
1.000% due 01/01/2050 «(c)		100	10,936
Knollwood CDO Ltd. 5.993% due 01/10/2039 •(m)		8,051	3,319
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		6,122	5,188
Lakeside CDO Ltd.
5.885% due 01/03/2040 •(m)		14,730	4,417
5.885% due 01/04/2040 •(m)		19,709	5,910
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		2,300	600
0.000% due 04/15/2028 «(h)		2,900	624
LNR CDO Ltd. 5.713% due 02/28/2043 •		2,058	23
Long Beach Mortgage Loan Trust
6.559% due 06/25/2035 •(m)		15,025	12,975
7.309% due 04/25/2035 •(m)		4,353	3,229
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	201
Margate Funding Ltd. 5.316% due 12/04/2044 •(m)		$37,095	10,474
Marlette Funding Trust
0.000% due 07/17/2028 «(h)		10	68
0.000% due 04/16/2029 «(h)		17	403
0.000% due 07/16/2029 «(h)		4	211
0.000% due 03/15/2030 «(h)		11	405
MASTR Asset-Backed Securities Trust
6.049% due 01/25/2036 •(m)		9,031	7,640
11.284% due 12/25/2032 •		444	294
Mercury CDO Ltd. 6.481% due 12/08/2040 •(m)		6,077	5,667
Merrill Lynch Mortgage Investors Trust 6.304% due 05/25/2036 •(m)		4,464	3,646
MKP CBO Ltd.
5.861% due 07/12/2040 •(m)		1,807	1,810
6.061% due 07/12/2040 •(m)		44,000	9,069
Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •		212	109
6.139% due 11/25/2035 •(m)		5,823	4,788
6.499% due 03/25/2035 ^•(m)		8,522	6,640
11.059% due 09/25/2033 •(m)		1,543	1,340
Morgan Stanley Capital, Inc. Trust 5.989% due 01/25/2036 •(m)		8,698	6,728
Morgan Stanley Home Equity Loan Trust 6.499% due 05/25/2035 •(m)		5,590	4,741
N-Star REL CDO Ltd. 5.864% due 02/01/2041 •		1,095	828
National Collegiate Commutation Trust 3.748% due 06/01/2045		22,875	2,555
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.049% due 11/25/2035 •(m)		11,501	7,829
6.514% due 09/25/2035 •(m)		3,000	2,452
NovaStar Mortgage Funding Trust 6.319% due 01/25/2036 •(m)		4,358	3,480
Option One Mortgage Loan Trust Asset-Backed Certificates 6.334% due 11/25/2035 •(m)		5,928	4,335
Orient Point CDO Ltd. 5.927% due 10/03/2045 •(m)		109,519	33,201
Palisades CDO Ltd.
5.650% due 07/22/2039 (m)		2,000	854
6.557% due 07/22/2039 •(m)		21,400	8,714
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.349% due 09/25/2035 •(m)		18,167	12,693
6.904% due 01/25/2035 ^•(m)		1,730	1,292
7.384% due 02/25/2035 •(m)		6,028	4,662
7.534% due 12/25/2034 •(m)		17,086	12,344
PRET LLC 3.844% due 07/25/2051 þ		1,000	864
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(m)		2,721	1,879

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Residential Asset Mortgage Products Trust 5.974% due 03/25/2036 •(m)		15,706	12,229
Rockford Tower CLO Ltd. 0.000% due 01/20/2032 «~		8,300	7,450
RR 7 Ltd. 0.000% due 01/15/2120 ~(m)		5,000	2,614
Saxon Asset Securities Trust 6.234% due 09/25/2047 •(m)		21,892	15,804
Securitized Asset-Backed Receivables LLC Trust
6.409% due 12/25/2034 •(m)		1,761	1,520
6.409% due 04/25/2035 •(m)		1,324	1,097
SG Mortgage Securities Trust 5.794% due 02/25/2036 •(m)		4,560	2,311
Sierra Madre Funding Ltd.
5.822% due 09/07/2039 •(m)		9,851	6,847
6.082% due 09/07/2039 •(m)		16,000	4,076
6.322% due 09/07/2039 •		10,400	2,620
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	548
0.000% due 09/18/2046 «(h)		10	3,100
0.000% due 10/15/2048 «(h)		15	4,713
0.000% due 09/15/2054 «(h)(m)		22,455	28,508
0.000% due 02/16/2055 «(h)		8	9,852
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	300
0.000% due 09/25/2040 «(h)		4,400	535
Solstice ABS CBO Ltd. 3.444% due 03/15/2039 •(m)		8,662	5,707
Soundview Home Loan Trust
5.809% due 10/25/2036 •(m)		25,381	21,743
5.899% due 06/25/2036 ^•(m)		10,041	8,228
South Coast Funding Ltd.
6.682% due 08/06/2039 •(m)		23,325	7,565
8.882% due 08/06/2039 •		35,743	4
Start Ltd. 4.089% due 03/15/2044		2,075	1,842
Structured Asset Investment Loan Trust
5.934% due 06/25/2036 •(m)		15,000	5,773
6.184% due 10/25/2035 •(m)		19,162	14,233
6.409% due 06/25/2035 •(m)		7,724	6,245
Structured Asset Securities Corp. 6.634% due 02/25/2035 •		414	392
Structured Asset Securities Corp. Mortgage Loan Trust 5.664% due 02/25/2037 •(m)		16,887	13,074
Summer Street Ltd. 5.914% due 12/06/2045 •(m)		33,246	8,160
Terwin Mortgage Trust
4.089% due 07/25/2036 þ(m)		455	316
5.974% due 07/25/2037 •(m)		11,091	9,103
Wells Fargo Home Equity Asset-Backed Securities Trust 7.984% due 11/25/2035 •		250	225

Total Asset-Backed Securities (Cost $1,097,652)			836,750

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ(m)		970	241
1.000% due 07/09/2029 (m)		949	262
3.625% due 07/09/2035 þ(m)		1,209	289
15.500% due 10/17/2026 (m)	ARS	47,041	11
16.000% due 10/17/2023		868	1
Autonomous City of Buenos Aires 116.492% (BADLARPP + 3.250%) due 03/29/2024 ~(m)		328,937	447
Ghana Government International Bond
6.375% due 02/11/2027 ^(e)		$1,100	491
7.875% due 02/11/2035 ^(e)		1,100	494
8.750% due 03/11/2061 ^(e)		400	172
Peru Government International Bond
5.350% due 08/12/2040	PEN	400	85
5.940% due 02/12/2029		68	17
6.150% due 08/12/2032		2,218	548
Provincia de Buenos Aires
105.742% due 04/12/2025 (m)	ARS	92,606	106
105.742% due 04/12/2025		25,911	30
Russia Government International Bond
5.100% due 03/28/2035 ^(e)		$800	338
5.625% due 04/04/2042 ^(e)		6,200	4,232
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(e)		1,200	326
Ukraine Government International Bond
4.375% due 01/27/2032 ^(e)	EUR	3,304	838
6.876% due 05/21/2031 ^(e)		$5,000	1,320
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		650	62

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

9.250% due 09/15/2027 ^(e)	65	7

Total Sovereign Issues (Cost $25,711)		10,317

	SHARES
COMMON STOCKS 4.8%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (f)	725,704	1,146
iHeartMedia, Inc. 'A' (f)	171,118	541
iHeartMedia, Inc. 'B' «(f)	132,822	378
NAC Aviation «(f)(k)	531,558	8,890
Promotora de Informaciones SA (f)	2,330,820	902

		11,857

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)	1	0
Steinhoff International Holdings NV «(f)(k)	233,504,552	0

		0

FINANCIALS 1.0%
ADLER Group SA «(f)	225,086	104
Banca Monte dei Paschi di Siena SpA (f)	3,581,000	9,143
Corestate Capital Holding SA «(f)(k)	632,951	0
Intelsat Emergence SA «(f)(k)	670,263	17,970
UBS Group AG	5,143	127

		27,344

INDUSTRIALS 2.1%
Mcdermott International Ltd. (f)	57,729	15
Neiman Marcus Group Ltd. LLC «(f)(k)	178,186	24,228
Syniverse Holdings, Inc. «(k)	35,382,128	32,021
Voyager Aviation Holdings LLC «(f)	2,201	0
Westmoreland Mining Holdings «(f)(k)	89,637	1,031
Westmoreland Mining LLC «(f)(k)	90,975	591

		57,886

REAL ESTATE 0.0%
ADLER Group SA	498,404	256
Stearns Holding LLC 'B' «(f)	284,008	0

		256

UTILITIES 1.3%
TexGen Power LLC «(f)(k)	273,307	7,653
West Marine New «(f)(k)	3,579	37
Windstream Units «(f)	1,366,195	27,190

		34,880

Total Common Stocks (Cost $137,589)		132,223

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(f)	70,671	660

Total Rights (Cost $0)		660

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,361	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,401	4

		4

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	70,146	650

UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	6,096	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Warrants (Cost $11,976)			654

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		13,205	0

Total Preferred Securities (Cost $4,327)			0

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
CBL & Associates Properties, Inc.		24,558	515
Uniti Group, Inc.		403,446	1,904

Total Real Estate Investment Trusts (Cost $2,895)			2,419

SHORT-TERM INSTRUMENTS 22.4%
REPURCHASE AGREEMENTS (l) 20.3%			564,900

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
63.322% due 10/18/2023 - 11/23/2023 (g)(h)(i)	ARS	739,048	1,008

U.S. TREASURY BILLS 2.1%
5.419% due 10/05/2023 - 12/21/2023 (c)(g)(h)(p)		$58,824	58,416

Total Short-Term Instruments (Cost $624,698)			624,324

Total Investments in Securities (Cost $5,553,946)			4,765,870

Total Investments 171.2% (Cost $5,553,946)			$4,765,870
Financial Derivative Instruments (n)(o) 1.0%(Cost or Premiums, net $(33,878))			28,381
Other Assets and Liabilities, net (72.2)%			(2,010,908)

Net Assets 100.0%			$2,783,343

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Corestate Capital Holding SA	08/22/2024	$0	$0	0.00%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	42,757	17,970	0.65
Merrill Lynch Mortgage Investors Trust 8.000% due 06/01/2049	10/02/2018 - 07/03/2023	3,922	3,796	0.14
NAC Aviation	06/01/2022 - 07/27/2022	12,462	8,890	0.32
Neiman Marcus Group Ltd. LLC	09/25/2020	5,828	24,228	0.87
Preylock Reitman Santa Cruz Mezz LLC 11.039% due 11/09/2023	04/09/2018	8,097	7,775	0.28
Project Anfora Senior6.409% due 10/01/2026	09/30/2019	36,519	34,261	1.23
Steinhoff International Holdings NV	06/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/31/2023	34,759	32,021	1.15
TexGen Power LLC	07/20/2018	8,661	7,653	0.28
West Marine New	09/12/2023	51	37	0.00
Westmoreland Mining Holdings	04/09/2018 - 06/30/2023	726	1,031	0.04
Westmoreland Mining LLC	06/30/2023	602	591	0.02

		$154,384	$138,253	4.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.270%	09/29/2023	10/02/2023	$6,100	U.S. Treasury Bonds 1.750% due 08/15/2041	$(6,227)	$6,100	$6,103
BPS	5.330	10/02/2023	10/03/2023	250,200	U.S. Treasury Notes 0.750% due 04/30/2026	(255,466)	250,200	250,200
	5.330	09/29/2023	10/02/2023	266,000	U.S. Treasury Notes 0.250% due 07/31/2025	(271,699)	266,000	266,118
BSN	5.340	09/29/2023	10/02/2023	42,600	U.S. Treasury Notes 2.750% due 05/15/2025	(43,471)	42,600	42,619

Total Repurchase Agreements						$(576,863)	$564,900	$565,040

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date		Amount Borrowed	Payable for Reverse Repurchase Agreements

BNY	6.096%	05/09/2023	11/09/2023		$(15,730)	$(16,119)
	6.171	04/20/2023	10/20/2023		(12,003)	(12,342)
	6.179	05/18/2023	11/20/2023		(27,104)	(27,742)
	6.533	08/03/2023	02/05/2024		(3,784)	(3,825)
	6.547	08/28/2023	02/28/2024		(3,591)	(3,614)
BOS	0.000	09/01/2023	12/29/2023		(3,471)	(3,491)
BPS	4.126	08/11/2023	02/12/2024	EUR	(1,662)	(1,768)
	4.227	09/14/2023	12/14/2023		(1,862)	(1,973)
	4.248	09/11/2023	12/11/2023		(1,564)	(1,658)
	4.428	09/21/2023	11/21/2023		(13,253)	(14,030)
	4.430	09/22/2023	12/22/2023		(318)	(336)
	5.780	07/17/2023	12/15/2023		$(12,511)	(12,666)
	6.000	09/25/2023	03/22/2024		(5,507)	(5,513)
	6.030	07/11/2023	01/04/2024		(3,616)	(3,665)
	6.030	07/31/2023	01/29/2024		(207)	(209)
	6.060	07/14/2023	01/10/2024		(28,805)	(29,193)
	6.080	07/21/2023	01/17/2024		(8,558)	(8,664)
	6.260	08/17/2023	02/13/2024		(820)	(826)
	6.290	08/30/2023	02/26/2024		(2,355)	(2,369)
	6.560	07/13/2023	01/10/2024		(102,446)	(103,945)
	6.560	08/17/2023	02/13/2024		(47,838)	(48,240)
	6.600	07/13/2023	01/10/2024		(1,632)	(1,655)
	6.660	07/19/2023	01/16/2024		(2,622)	(2,658)
	6.860	08/17/2023	02/13/2024		(15,580)	(15,711)
BRC	4.250	09/20/2023	TBD(3)	EUR	(512)	(542)
	5.700	07/28/2023	TBD(3)		$(343)	(347)
	6.310	07/28/2023	TBD(3)		(30,369)	(30,721)
	6.320	04/05/2023	10/02/2023		(8,538)	(8,808)
	6.350	07/14/2023	10/13/2023		(689)	(699)
	6.400	07/14/2023	10/13/2023		(26,807)	(27,188)
	6.510	05/10/2023	11/10/2023		(10,188)	(10,455)
	6.510	07/06/2023	11/10/2023		(2,688)	(2,731)
	6.530	07/20/2023	10/18/2023		(5,301)	(5,372)
	6.580	09/15/2023	12/14/2023	GBP	(6,529)	(7,991)
	6.640	08/30/2023	02/26/2024		$(11,972)	(12,044)
	6.650	08/28/2023	11/27/2023		(1,778)	(1,790)
	6.660	08/09/2023	12/08/2023		(6,300)	(6,363)
	6.660	09/08/2023	01/05/2024		(36,486)	(36,648)
	6.670	09/15/2023	03/13/2024		(42,485)	(42,618)
	6.700	09/21/2023	01/18/2024		(9,961)	(9,981)
	6.720	08/10/2023	02/06/2024		(7,373)	(7,446)
	6.720	09/15/2023	03/13/2024		(6,533)	(6,553)
	6.730	08/03/2023	01/31/2024		(26,099)	(26,392)
	6.740	08/30/2023	02/26/2024		(3,999)	(4,024)
	6.770	09/15/2023	03/13/2024		(18,809)	(18,869)
	6.790	08/30/2023	02/26/2024		(2,304)	(2,318)
	6.815	08/15/2023	02/12/2024		(2,769)	(2,794)
	6.820	09/15/2023	03/13/2024		(11,369)	(11,406)
	6.820	10/02/2023	04/01/2024		(8,424)	(8,424)
	6.821	08/14/2023	02/09/2024		(6,161)	(6,218)
	6.833	08/07/2023	01/30/2024		(3,840)	(3,881)
BYR	5.940	09/20/2023	11/20/2023		(10,198)	(10,218)
	5.940	09/29/2023	11/28/2023		(1,568)	(1,568)
CDC	5.900	07/05/2023	10/03/2023		(3,218)	(3,265)
	5.990	10/03/2023	01/02/2024		(3,178)	(3,178)
	6.010	09/05/2023	01/03/2024		(646)	(649)
	6.010	09/11/2023	01/10/2024		(10,480)	(10,517)
	6.010	09/29/2023	01/29/2024		(1,269)	(1,269)
	6.640	08/15/2023	02/09/2024		(630)	(636)
CDI	4.380	08/22/2023	TBD(3)	EUR	(2,929)	(3,112)
CIB	6.020	08/16/2023	02/16/2024		$(16)	(16)
DBL	4.334	08/15/2023	02/15/2024	EUR	(5,465)	(5,812)
	5.827	08/11/2023	02/12/2024	GBP	(3,336)	(4,105)
	5.866	09/22/2023	12/21/2023		(3,750)	(4,583)
	5.966	08/31/2023	11/30/2023		(2,889)	(3,544)
	6.053	09/22/2023	12/21/2023		(1,201)	(1,468)
	6.055	09/25/2023	11/24/2023		$(1,080)	(1,081)
	6.880	09/25/2023	11/24/2023		(2,694)	(2,698)
	6.923	09/29/2023	11/24/2023		(1,789)	(1,790)
	6.925	09/15/2023	11/17/2023		(62,572)	(62,777)
	6.975	09/15/2023	11/17/2023		(37,038)	(37,160)
	6.980	09/25/2023	11/24/2023		(12,871)	(12,888)
	7.075	09/15/2023	11/17/2023		(9,251)	(9,282)
	7.125	09/15/2023	11/17/2023		(17,294)	(17,352)
	7.180	09/25/2023	11/24/2023		(1,569)	(1,571)
GLM	6.610	07/21/2023	04/16/2024		(55,315)	(56,044)
	6.623	07/03/2023	04/01/2024		(5,338)	(5,427)
	6.673	07/03/2023	04/01/2024		(6,485)	(6,594)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

	6.720	08/14/2023	05/07/2024		(1,952)	(1,970)
	6.730	08/04/2023	04/25/2024		(2,592)	(2,621)
	6.810	07/21/2023	04/16/2024		(24,809)	(25,135)
	6.880	08/07/2023	04/25/2024		(13,435)	(13,579)
IND	5.900	07/31/2023	12/29/2023		(13,875)	(14,018)
	6.000	08/14/2023	11/14/2023		(2,935)	(2,959)
	6.000	09/14/2023	12/14/2023	GBP	(1,413)	(1,729)
	6.020	09/15/2023	12/15/2023		$(16,173)	(16,219)
	6.020	09/21/2023	12/20/2023		(5,653)	(5,664)
	6.020	09/26/2023	12/27/2023		(4,980)	(4,985)
	6.030	09/01/2023	12/01/2023		(16,662)	(16,748)
	6.070	09/21/2023	12/20/2023		(2,896)	(2,901)
JML	5.700	09/22/2023	11/03/2023		(1,283)	(1,285)
	5.750	09/22/2023	11/03/2023		(774)	(775)
	6.293	10/02/2023	01/10/2024	GBP	(919)	(1,121)
	6.478	08/31/2023	11/30/2023		(1,022)	(1,254)
JPS	6.010	05/22/2023	11/20/2023		$(11,830)	(12,092)
	6.120	05/05/2023	11/01/2023		(751)	(770)
	6.150	06/21/2023	12/04/2023		(5,075)	(5,164)
	6.220	05/05/2023	11/01/2023		(19,153)	(19,649)
	6.230	06/30/2023	12/26/2023		(210)	(213)
	6.260	05/02/2023	10/30/2023		(3,465)	(3,557)
	6.287	02/14/2023	10/12/2023		(2,382)	(2,478)
	6.330	07/03/2023	01/02/2024		(3,026)	(3,075)
	6.430	07/03/2023	01/02/2024		(2,284)	(2,321)
	6.460	07/03/2023	01/02/2024		(720)	(732)
	6.510	08/11/2023	02/07/2024		(3,477)	(3,510)
	6.680	07/03/2023	01/02/2024		(1,825)	(1,855)
	7.140	08/03/2023	12/01/2023		(21,645)	(21,903)
MSB	4.389	09/26/2023	11/27/2023	EUR	(6,227)	(6,588)
	5.873	09/26/2023	01/26/2024	GBP	(1,483)	(1,811)
	5.885	09/26/2023	03/26/2024		(11,119)	(13,579)
	5.923	09/25/2023	01/25/2024		(802)	(980)
	5.924	09/21/2023	12/21/2023		(1,503)	(1,837)
	5.926	08/11/2023	02/12/2024		(5,360)	(6,597)
	5.933	09/25/2023	01/25/2024		(2,377)	(2,903)
	5.975	09/26/2023	03/26/2024		(6,218)	(7,594)
	6.260	08/30/2023	02/26/2024		$(7,644)	(7,688)
	6.300	07/28/2023	10/03/2023		(16,488)	(16,679)
	6.350	07/28/2023	10/03/2023		(47,340)	(47,891)
	6.400	07/28/2023	10/03/2023		(19,327)	(19,554)
	6.410	08/30/2023	02/26/2024		(2,205)	(2,217)
	6.560	05/19/2023	11/15/2023		(1,692)	(1,733)
	6.560	08/15/2023	02/12/2024		(2,103)	(2,122)
	6.560	09/11/2023	03/11/2024		(8,407)	(8,440)
	6.610	08/15/2023	02/12/2024		(5,134)	(5,180)
	6.660	09/11/2023	03/11/2024		(300)	(301)
MYI	4.133	08/11/2023	11/13/2023	EUR	(16,785)	(17,854)
	4.428	09/21/2023	01/22/2024		(24,562)	(26,003)
MZF	6.340	05/24/2023	11/22/2023		$(2,663)	(2,724)
	6.660	09/13/2023	03/13/2024		(115,146)	(115,551)
NSL	4.250	05/10/2023	TBD(3)	EUR	(3,706)	(3,960)
RBC	6.380	09/15/2023	01/16/2024		$(13,569)	(13,610)
RCE	4.000	05/10/2023	TBD(3)	EUR	(3,800)	(4,079)
	4.200	05/10/2023	TBD(3)		(10,852)	(11,651)
	4.780	08/15/2023	02/15/2024		(9,299)	(9,893)
RCY	5.850	09/08/2023	10/10/2023		$(1,213)	(1,218)
	5.900	09/18/2023	10/18/2023		(5,159)	(5,170)
	6.020	08/17/2023	02/16/2024		(1,681)	(1,693)
RTA	6.040	09/05/2023	01/05/2024		(23,807)	(23,915)
	6.060	09/27/2023	01/26/2024		(1,588)	(1,590)
	6.090	09/05/2023	01/05/2024		(3,291)	(3,306)
	6.310	07/03/2023	10/02/2023		(13,524)	(13,739)
	6.320	08/11/2023	02/09/2024		(1,791)	(1,808)
	6.410	08/11/2023	02/09/2024		(3,068)	(3,096)
	6.450	08/11/2023	02/09/2024		(4,201)	(4,241)
	6.490	08/03/2023	02/02/2024		(10,692)	(10,809)
	6.500	08/11/2023	02/09/2024		(21,064)	(21,261)
	6.510	08/11/2023	02/09/2024		(5,960)	(6,016)
	6.550	08/11/2023	02/09/2024		(2,935)	(2,962)
	6.560	08/11/2023	02/09/2024		(2,249)	(2,270)
	6.560	08/18/2023	02/16/2024		(11,249)	(11,341)
	6.560	09/05/2023	01/05/2024		(2,690)	(2,702)
	6.560	10/02/2023	01/02/2024		(13,489)	(13,489)
	6.590	08/03/2023	02/02/2024		(11,411)	(11,537)
	6.590	09/05/2023	01/05/2024		(3,579)	(3,595)
	6.590	09/08/2023	01/08/2024		(4,759)	(4,780)
	6.600	08/11/2023	02/09/2024		(2,139)	(2,160)
	6.600	09/08/2023	01/08/2024		(6,691)	(6,720)
	6.610	08/11/2023	02/09/2024		(14,463)	(14,599)
	6.610	09/05/2023	01/05/2024		(459)	(461)
	6.640	08/11/2023	02/09/2024		(1,166)	(1,177)
	6.680	09/05/2023	01/05/2024		(7,629)	(7,663)
	6.740	08/11/2023	02/09/2024		(1,592)	(1,607)
	6.820	09/08/2023	01/08/2024		(2,734)	(2,746)
SBI	6.570	07/19/2023	01/17/2024		(6,453)	(6,542)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

SOG	4.230	08/22/2023	11/14/2023	EUR	(4,429)	(4,705)
	5.600	07/28/2023	TBD(3)		$(83)	(84)
	5.840	07/14/2023	10/16/2023		(10,526)	(10,662)
	5.840	08/10/2023	10/16/2023		(4,564)	(4,603)
	5.950	08/02/2023	12/04/2023		(3,717)	(3,755)
	5.950	08/03/2023	12/04/2023		(791)	(799)
	5.950	09/26/2023	12/04/2023		(3,367)	(3,371)
	6.020	05/15/2023	11/15/2023		(2,889)	(2,955)
	6.070	08/22/2023	02/22/2024		(1,100)	(1,108)
	6.510	08/03/2023	01/03/2024		(3,125)	(3,159)
	6.560	05/18/2023	11/17/2023		(2,762)	(2,830)
	6.560	08/25/2023	02/23/2024		(5,878)	(5,919)
	6.590	07/07/2023	01/05/2024		(13,181)	(13,388)
	6.610	08/10/2023	02/09/2024		(13,121)	(13,249)
	6.610	08/11/2023	02/09/2024		(6,941)	(7,007)
	6.610	08/15/2023	02/15/2024		(2,642)	(2,666)
	6.610	08/21/2023	02/20/2024		(9,085)	(9,155)
	6.660	08/10/2023	02/09/2024		(7,172)	(7,241)
UBS	4.100	09/01/2023	TBD(3)	EUR	(862)	(915)
	4.230	07/05/2023	TBD(3)		(3,637)	(3,884)
	4.428	09/18/2023	12/18/2023		(2,923)	(3,095)
	5.700	04/17/2023	10/16/2023		$(1,325)	(1,360)
	5.760	04/27/2023	01/22/2024		(15,801)	(16,201)
	5.800	04/28/2023	01/23/2024		(9,927)	(10,178)
	5.920	08/03/2023	10/03/2023		(19,709)	(19,904)
	6.010	01/17/2023	10/17/2023		(6,446)	(6,723)
	6.050	08/08/2023	02/08/2024		(1,632)	(1,648)
	6.100	04/27/2023	10/24/2023		(830)	(852)
	6.150	07/28/2023	01/26/2024		(5,939)	(6,006)
	6.260	01/17/2023	10/17/2023		(1,934)	(2,021)
	6.270	04/27/2023	01/22/2024		(32,551)	(33,447)
	6.540	08/16/2023	10/17/2023		(12,296)	(12,401)
	6.570	08/04/2023	02/06/2024		(492)	(498)
	6.610	06/06/2023	03/06/2024		(16,893)	(17,259)
	6.610	08/09/2023	02/09/2024		(229)	(231)
	6.620	06/30/2023	01/04/2024		(1,599)	(1,627)
	6.640	08/16/2023	10/17/2023		(3,141)	(3,168)
	6.660	08/09/2023	02/09/2024		(5,970)	(6,030)
	6.670	06/30/2023	01/04/2024		(12,154)	(12,366)
	6.670	07/03/2023	01/05/2024		(3,847)	(3,912)
	6.750	07/27/2023	04/26/2024		(2,069)	(2,095)
	6.770	06/30/2023	01/04/2024		(22,173)	(22,565)

Total Reverse Repurchase Agreements						$(1,921,995)

(m)	Securities with an aggregate market value of $2,495,668 and cash of $36,295 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,929,171) at a weighted average interest rate of 6.180%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	122	$(28,837)	$845	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2025	63	(15,027)	370	0	(4)
3-Month SOFR Active Contract December Futures	03/2026	68	(16,326)	306	0	(10)
3-Month SOFR Active Contract June Futures	09/2024	80	(18,964)	555	0	(2)
3-Month SOFR Active Contract June Futures	09/2025	64	(15,341)	312	0	(7)
3-Month SOFR Active Contract March Futures	06/2024	106	(25,075)	750	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	58	(13,875)	307	0	(5)
3-Month SOFR Active Contract March Futures	06/2026	64	(15,368)	282	0	(10)
3-Month SOFR Active Contract September Futures	12/2024	74	(17,592)	480	0	(4)
3-Month SOFR Active Contract September Futures	12/2025	53	(12,718)	244	0	(7)

Total Futures Contracts			$4,451		$0	$(52)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	3.735%	EUR	1,600	$101	$(45)	$56	$0	$(12)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	4.353		16,290	874	(529)	345	0	(35)

							$975	$(574)	$401	$0	$(47)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	(5.000)%	Quarterly	06/20/2028	$96,400	$134	$(1,806)	$(1,672)	$202	$(3)
CDX.HY-41 5-Year Index	(5.000)	Quarterly	12/20/2028	169,700	(1,641)	(21)	(1,662)	444	0

					$(1,507)	$(1,827)	$(3,334)	$646	$(3)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	9,000	$874	$1,998	$2,872	$37	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,600	512	564	1,076	21	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		18,100	1,978	10,575	12,553	184	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$128,500	(9)	3,524	3,515	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024		677,400	(32,452)	(10,314)	(42,766)	0	(142)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		64,400	7	1,769	1,776	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		10,300	5	465	470	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		323,700	(4,388)	(32,778)	(37,166)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		246,200	(5,908)	(19,638)	(25,546)	191	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		11,500	(373)	(917)	(1,290)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		2,500	20	(218)	(198)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		351,500	(29,753)	(11,208)	(40,961)	341	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		58,100	(1,904)	(4,087)	(5,991)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		93,400	(21)	13,650	13,629	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		25,600	(75)	(3,672)	(3,747)	25	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		56,100	622	(2,002)	(1,380)	81	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		59,000	3,100	(7,934)	(4,834)	71	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		244,600	(25,131)	(11,284)	(36,415)	286	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		53,800	1,389	(13,242)	(11,853)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		84,400	10,215	6,253	16,468	0	(133)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		44,600	316	(2,946)	(2,630)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050		24,300	45	12,446	12,491	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		74,500	13,419	24,086	37,505	0	(202)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	25,506	45,800	0	(379)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	6,999	17,115	0	(139)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	2,600	0	(12)	(12)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,800	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		2,200	0	(8)	(8)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		5,900	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		9,900	0	(4)	(4)	3	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		5,000	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,900	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		9,900	0	(1)	(1)	3	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		3,200	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,600	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,600	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		800	0	1	1	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,600	0	4	4	3	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		324,600	0	(654)	(654)	0	(246)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		8,500	0	17	17	6	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		269,000	0	780	780	204	0
Receive	6-Month EUR- EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	866	947	0	0
Receive	6-Month EUR- EURIBOR	0.150	Annual	06/17/2030		900	(1)	192	191	0	0
Receive	6-Month EUR- EURIBOR	0.250	Annual	03/18/2050		4,400	244	2,132	2,376	0	(8)
Receive	6-Month EUR- EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	6,917	6,818	0	(28)
Receive	6-Month EUR- EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	7,168	8,623	0	(44)
Receive(7)	6-Month EUR- EURIBOR	0.830	Annual	12/09/2052		52,500	316	3,606	3,922	0	(162)
Receive	6-Month EUR- EURIBOR	1.500	Annual	03/15/2053		2,500	329	444	773	0	(7)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	36,800	0	32	32	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		15,400	0	13	13	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		9,300	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		4,400	0	11	11	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,900	0	8	8	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,900	8	5	13	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,900	32	20	52	0	(2)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,900	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,600	0	12	12	0	(1)

							$(34,737)	$9,129	$(25,608)	$1,723	$(1,672)

Total Swap Agreements							$(35,269)	$6,728	$(28,541)	$2,369	$(1,722)

Cash of $73,253 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			Unsettled variation margin liability of $(55) for closed swap agreements is outstanding at period end.is outstanding at period end..
(7)			This instrument has a forward starting effective date.
(o)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2023	EUR	2,191		$2,346	$30	$0
	10/2023		$3,933	EUR	3,696	0	(25)
	11/2023	CHF	929		$1,072	53	0
	12/2023		$54	INR	4,480	0	0
	02/2024		47	CNY	331	0	(1)
	03/2024	CNH	47,424		$6,556	6	(10)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

BPS	10/2023	EUR	457,687		498,958	15,069	0
	10/2023	GBP	62,645		79,317	2,884	0
	10/2023	PEN	52		14	0	0
	10/2023		$488,251	EUR	460,538	9	(1,356)
	10/2023		85,954	GBP	70,653	258	(8)
	11/2023	CAD	8,589		$6,411	83	0
	11/2023	EUR	435,944		462,536	1,066	0
	11/2023	GBP	67,464		82,069	0	(259)
	12/2023		$35	INR	2,898	0	0
	02/2024		83	CNY	590	0	(1)
	03/2024	CNH	11,492		$1,597	7	0
	03/2024		$373	IDR	5,740,752	0	(2)
BRC	10/2023	EUR	2,446		$2,610	24	0
	10/2023	GBP	22,832		28,909	1,051	0
	11/2023		$1,218	EUR	1,148	0	(3)
	01/2024		698	PLN	3,053	0	(2)
CBK	10/2023	PEN	118		$32	1	0
	10/2023		$1,543	EUR	1,420	0	(42)
	11/2023	CAD	584		$435	5	0
	11/2023	PEN	3,277		883	19	0
	11/2023		$2,123	EUR	2,001	0	(5)
	11/2023		1,265	GBP	1,032	0	(6)
	03/2024	IDR	31,876,454		$2,068	13	0
GLM	10/2023	EUR	1,126		1,190	0	0
	10/2023	MXN	293,827		17,044	187	0
	10/2023		$3,481	EUR	3,251	0	(44)
	10/2023		16,502	MXN	288,762	32	0
	11/2023		1,906	BRL	9,558	0	(13)
	11/2023		1,192	EUR	1,126	0	0
	03/2024	CNH	8,159		$1,131	2	0
	03/2024	IDR	9,376,592		609	4	0
	03/2024		$501	IDR	7,698,388	0	(5)
MYI	10/2023	EUR	3,454		$3,698	47	0
	10/2023	GBP	2,299		2,851	46	0
	10/2023		$21,241	GBP	17,123	0	(350)
	02/2024		49	CNY	346	0	(1)
	03/2024	CNH	13,579		$1,883	5	0
	03/2024		$1,943	IDR	29,892,927	0	(16)

Total Forward Foreign Currency Contracts						$20,901	$(2,149)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Morgan Stanley Capital Trust 5.485% due 11/14/2042 «	(0.240)%	Monthly	11/14/2042	$7,500	$1,350	$2,569	$3,919	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

											Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(4)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$41	$(2,155)	$0	$(2,114)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Quarterly	09/01/2027	$84	0	168	168	0
BPS	Pay	Gateway Casinos & Entertainment Limited	1-Month USD-LIBOR	Maturity	10/15/2027	300	0	1,308	1,308	0
BPS	Pay	PUG LLC	1-Month USD-LIBOR	Quarterly	02/12/2027	1,549	0	921	921	0
BPS	Pay	Team Health Holdings, Inc.	1-Month USD-LIBOR	Quarterly	02/06/2024	1,484	0	1,094	1,094	0
BPS	Pay	Veritas US Inc.	1-Month USD-LIBOR	Quarterly	09/01/2025	5,368	0	1,648	1,648	0
BPS	Pay	Wm Morrison	1-Month USD-LIBOR	Maturity	11/04/2027	2,320	0	2,145	2,145	0

							$0	$7,284	$7,284	$0

Total Swap Agreements							$1,391	$7,698	$11,203	$(2,114)

(p)

Securities with an aggregate market value of $1,667 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$713,479	$362,240	$1,075,719
Corporate Bonds & Notes
Banking & Finance	0	203,463	12,449	215,912
Industrials	3,870	333,029	0	336,899
Utilities	0	31,744	0	31,744
Convertible Bonds & Notes
Banking & Finance	0	16,806	0	16,806
Industrials	0	9,065	0	9,065
Municipal Bonds & Notes
Michigan	0	9,472	0	9,472
Puerto Rico	0	46,439	0	46,439
West Virginia	0	95	0	95
U.S. Government Agencies	0	14,826	0	14,826
Non-Agency Mortgage-Backed Securities	0	1,330,991	70,555	1,401,546
Asset-Backed Securities	0	720,505	116,245	836,750
Sovereign Issues	0	10,317	0	10,317
Common Stocks
Communication Services	2,589	0	9,268	11,857
Financials	9,270	0	18,074	27,344
Industrials	0	15	57,871	57,886
Real Estate	256	0	0	256
Utilities	0	0	34,880	34,880
Rights
Industrials	0	0	660	660
Warrants
Financials	0	0	4	4
Industrials	0	0	650	650
Real Estate Investment Trusts
Real Estate	2,419	0	0	2,419
Corporate Bonds & Notes	0	0	0	0
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	564,900	0	564,900
Argentina Treasury Bills	0	1,008	0	1,008
U.S. Treasury Bills	0	58,416	0	58,416

Total Investments	$18,404	$4,064,570	$682,896	$4,765,870

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,369	0	2,369
Over the counter	0	28,185	3,919	32,104

	$0	$30,554	$3,919	$34,473
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,774)	0	(1,774)
Over the counter	0	(2,149)	(2,114)	(4,263)

	$0	$(3,923)	$(2,114)	$(6,037)

Total Financial Derivative Instruments	$0	$26,631	$1,805	$28,436

Totals	$18,404	$4,091,201	$684,701	$4,794,306

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$496,692	$19,109	$(74,753)	$3,038	$504	$(24,325)	$20,315	$(78,340)	$362,240	$(459)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	0	324	0	0	0	(7)	12,132	0	12,449	(7)
Non-Agency Mortgage-Backed Securities	80,068	0	(6,604)	118	189	(3,216)	0	0	70,555	(3,377)
Asset-Backed Securities	124,431	0	(1,091)	271	(437)	(6,929)	0	0	116,245	(6,890)
Common Stocks
Communication Services (3)	8,907	0	(436)	0	0	797	0	0	9,268	361
Financials	15,501	0	0	0	0	2,573	0	0	18,074	2,572
Industrials (3)	61,358	0	0	0	0	(3,487)	0	0	57,871	(2,769)
Utilities	7,653	11,581	0	0	0	15,646	0	0	34,880	15,646
Rights
Industrials	335	0	0	0	0	325	0	0	660	325
Warrants
Financials (3)	2	0	0	0	0	2	0	0	4	1
Industrials (3)	507	0	0	0	0	143	0	0	650	143
Information Technology	20,917	0	(11,530)	0	0	(9,387)	0	0	0	0
Preferred Securities
Industrials	3,184	0	0	0	0	(3,184)	0	0	0	(3,184)
Short-Term Instruments
Short-Term Notes	331	0	(324)	0	10	(17)	0	0	0	0

	$819,886	$31,014	$(94,738)	$3,427	$266	$(31,066)	$32,447	$(78,340)	$682,896	$2,362
Financial Derivative Instruments - Assets
Over the counter	$3,912	$0	$(194)	$0	$0	$201	$0	$0	$3,919	$18

Financial Derivative Instruments - Liabilities
Over the counter	$(680)	$0	$0	$0	$0	$(1,434)	$0	$0	$(2,114)	$(1,434)

Totals	$823,118	$31,014	$(94,932)	$3,427	$266	$(32,299)	$32,447	$(78,340)	$684,701	$946

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$70,055	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	8,152	Discounted Cash Flow/Recent Transaction	Discount Rate/Purchase Price		12.610/102.000	—
	8,843	Discounted Cash Flow/Recent Transaction	Discount Rate/Purchase Price		10.410/102.000	—
	215,604	Discounted Cash Flow	Discount Rate		6.188 – 26.560	11.690
	5,327	Expected Recovery	Recovery Rate		100.000	—
	14,246	Recent Transaction	Purchase Price		98.250	—
	40,013	Third Party Vendor	Broker Quote		72.500 – 103.750	98.452
Corporate Bonds & Notes
Banking & Finance	12,132	Expected Recovery	Recovery Rate		54.375	—
	317	Recent Transaction	Purchase Price		100.000	—
Non-Agency Mortgage-Backed Securities	69,931	Discounted Cash Flow	Discount Rate		7.000 – 10.000	9.546
	624	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.5000	—
Asset-Backed Securities	116,245	Discounted Cash Flow	Discount Rate		7.750 – 30.000	15.861
Common Stocks
Communication Services	378	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
	8,890	Indicative Market Quotation	Broker Quote		$16.725	—
Financials	17,970	Indicative Market Quotation/Comparable Companies	Broker Quote/EBITDA Multiple	$/X	22.500/4.000	—
	104	Option Pricing Model	Volatility		59.400	—
Industrials	24,228	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.530/ 5.780/10.500	—
	32,021	Discounted Cash Flow	Discount Rate		15.620	—
	1,622	Indicative Market Quotation	Broker Quote		$6.500 – 11.500	9.677
Utilities	27,190	Comparable Companies	EBITDA Multiple	X	5.000	—
	37	Comparable Companies	Revenue Multiple	X/X	0.550/0.550	—
	7,653	Indicative Market Quotation	Broker Quote		$28.000	—
Rights
Industrials	660	Discounted Cash Flow	Discount Rate		2.750	—
Warrants
Financials	4	Option Pricing	Volatility		40.000	—
Industrials	650	Discounted Cash Flow	Discount Rate		2.750	—
Financial Derivative Instruments - Assets
Over the counter	3,919	Other Valuation Techniques(4)	—		—	—
Financial Derivative Instruments - Liabilities
Over the counter	(2,114)	Indicative Market Quotation	Broker Quote		(15.271)	—

Total	$684,701

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2023 (Unaudited)

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials & Financials to Communication Services & Industrials since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	2.8%
CLM 13648 LLC	03/29/2018	0.0
MLM 13648 LLC	04/03/2018	0.2

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	CIB	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA LLC
BOA	Bank of America N.A.	DBL	Deutsche Bank AG London	NSL	Nomura International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
CDI	Natixis Singapore	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	EUR012M	12 Month EUR Swap Rate	PRIME	Daily US Prime Rate
EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amortization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
DAC	Designated Activity Company	PIK	Payment-in-Kind